Interest and Finance Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Borrowing costs [abstract]
Interest expense	$ 9,216	$ 16,879
Finance fees	2,628	2,500
Accretion expense (Note 17)	8,260	9,903
Interest and finance expense	$ 20,104	$ 29,282